Summary of selected significant accounting policies - Schedule of Initial Application of Standards or Interpretations (Details)	Jan. 01, 2022
Property, Plant and Equipment: Proceeds before intended use
Disclosure of initial application of standards or interpretations [line items]
Title	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before intended use
Effective Date	Jan. 01, 2022
Reference to the Conceptual Framework
Disclosure of initial application of standards or interpretations [line items]
Title	Amendments to IFRS 3 – Reference to the Conceptual Framework
Effective Date	Jan. 01, 2022
Onerous Contracts – Cost of Fulfilling a Contract
Disclosure of initial application of standards or interpretations [line items]
Title	Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract
Effective Date	Jan. 01, 2022
Annual Improvements to IFRS 9 Financial Instruments
Disclosure of initial application of standards or interpretations [line items]
Title	Annual Improvements to IFRS 9 Financial Instruments – clarifies which fees should be included in the 10% test for derecognition of financial liabilities.
Effective Date	Jan. 01, 2022
Annual Improvements to IFRS 16 Leases
Disclosure of initial application of standards or interpretations [line items]
Title	Annual Improvements to IFRS 16 Leases – amendment to remove any confusion about the treatment of lease incentives.
Effective Date	Jan. 01, 2022